Description of the Plan (Details)	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Description of Plan [Line Items]
Automatic deferral rate, annual increase	1.00%
EBP 001
EBP, Description of Plan [Line Items]
Pretax, minimum annual compensation to total compensation, percentage	1.00%
Pretax, maximum annual compensation to total compensation, percentage	75.00%
Automatic deferral rate, annual increase	1.00%
General loan, borrowing term	5 years
EBP 001 | Pre-Tax Contribution
EBP, Description of Plan [Line Items]
Matching percentage	100.00%
EBP 001 | Roth Contribution
EBP, Description of Plan [Line Items]
Matching percentage	50.00%
EBP 001 | Minimum
EBP, Description of Plan [Line Items]
Automatic deferral rate	6.00%
Involuntary cash-out limit	$ 1,000
EBP 001 | Minimum | Pre-Tax Contribution
EBP, Description of Plan [Line Items]
Matching percent maximum of member compensation percentage	1.00%
EBP 001 | Minimum | Roth Contribution
EBP, Description of Plan [Line Items]
Matching percent maximum of member compensation percentage	1.00%
EBP 001 | Maximum
EBP, Description of Plan [Line Items]
Automatic deferral rate	10.00%
Involuntary cash-out limit	$ 7,000
EBP 001 | Maximum | Roth Contribution
EBP, Description of Plan [Line Items]
Matching percent maximum of member compensation percentage	6.00%